NOTES RECEIVABLE (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF NOTES RECEIVABLE [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Notes receivable	$474,196	$15,727